As filed with the Securities and Exchange Commission on November 29, 2006

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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                   FORM N-Q


       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY



                 Investment Company Act file number 811-08043


          -----------------------------------------------------------


                              THE BERKSHIRE FUNDS
              (Exact name of registrant as specified in charter)

                          475 Milan Drive, Suite #103
                            San Jose, CA 95134-2453
               (Address of principal executive offices)(Zip code)


          -----------------------------------------------------------


                              MALCOLM R. FOBES III
                              The Berkshire Funds
                          475 Milan Drive, Suite #103
                           San Jose, CA  95134-2453
                   (Name and address of agent for service)


                                1-408-526-0707
              Registrant's telephone number, including area code


          -----------------------------------------------------------


Date of fiscal year end: December 31, 2006

Date of reporting period: September 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS


                                      *
                       -------------------------------
               SCHEDULE OF INVESTMENTS - BERKSHIRE FOCUS FUND
                        September 30, 2006 (unaudited)

Shares                                                         Value

            COMMON STOCKS - 98.58%                       $ 14,422,698
            =========================================================
            (Cost $14,002,679)

            COMPUTER HARDWARE - 17.89%                      2,616,938
            ---------------------------------------------------------
 21,910     Apple Computer, Inc.*                           1,686,632
 33,990     Rackable Systems, Inc.*                           930,306

            COMPUTER PROGRAMMING SERVICES - 3.57%             522,511
            ---------------------------------------------------------
  7,060     Cognizant Technology Solutions Corp. (Class A)*   522,511

            CONSUMER RETAIL - 3.47%                           508,058
            ---------------------------------------------------------
 10,975     GameStop Corp. (Class A)*                         507,923
      5     Zumiez, Inc.*                                         135

            DRUG MANUFACTURERS - 0.02%                          3,438
            ---------------------------------------------------------
     50     Gilead Sciences, Inc.*                              3,438

            INTERNET SOFTWARE & SERVICES - 25.29%           3,700,525
            ---------------------------------------------------------
 20,410     Akamai Technologies, Inc.*                      1,020,296
      5     eBay, Inc.*                                           142
  4,040     Google, Inc. (Class A)*                         1,623,676
     85     Monster Worldwide, Inc.*                            3,076
 16,460     Salesforce.com, Inc.*                             590,585
 18,305     Yahoo! Inc.*                                      462,750

            NETWORKING & TELECOM EQUIPMENT - 3.92%            572,661
            ---------------------------------------------------------
 24,920     Cisco Systems, Inc.*                              572,661

            PHOTONICS - 4.79%                                 700,445
            ---------------------------------------------------------
 28,695     Corning, Inc.*                                    700,445

            SEMICONDUCTORS - 31.29%                         4,578,180
            ---------------------------------------------------------
 35,845     Broadcom Corp. (Class A)*                       1,087,537
 46,040     Marvell Technology Group Ltd.*                    891,795
    920     M-Systems Flash Disk Pioneers Ltd.*                37,021
 22,935     NVIDIA Corp.*                                     678,647
108,200     PMC-Sierra, Inc.*                                 642,708
 11,185     SanDisk Corp.*                                    598,845
 27,585     Trident Microsystems, Inc.*                       641,627

            SOFTWARE - 4.83%                                  706,798
            ---------------------------------------------------------
 18,715     Adobe Systems, Inc.*                              701,064
     10     Citrix Systems, Inc.*                                 362
    100     F5 Networks, Inc.*                                  5,372

            STORAGE DEVICES - 3.51%                           513,144
            ---------------------------------------------------------
 13,865     Network Appliance, Inc.*                          513,144

            EXCHANGE TRADED FUNDS - 0.07%                      10,722
            =========================================================
            (Cost $12,683)
    100     Internet HOLDRs Trust                               4,865
     60     Nasdaq 100 Index Tracking Stock                     2,439
    100     Semiconductor HOLDRs Trust                          3,418

            CASH EQUIVALENT - 0.24%                            34,962
            =========================================================
            (Cost $34,962)
 34,962     First American Treasury Obligations Fund           34,962


            TOTAL INVESTMENT SECURITIES - 98.89%           14,468,382
            =========================================================
            (Cost $14,050,324)

            OTHER ASSETS IN EXCESS OF LIABILITIES - 1.11%     162,459
            ---------------------------------------------------------

            NET ASSETS - 100.00%                         $ 14,630,841
            =========================================================
            Equivalent to $7.31 per share


            *Non-income producing


The cost basis of investments for federal income tax purposes at September 30, 2006 was as follows*:

Cost of investments                  $ 14,050,324
Gross unrealized appreciation           1,005,065
Gross unrealized depreciation            (587,007)
                                       ----------
Net unrealized appreciation          $    418,058


*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Regis-trant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Berkshire Funds

By: /s/ Malcolm R. Fobes III
        --------------------
        Malcolm R. Fobes III
        President, Treasurer and Chief Financial Officer

Date: November 29, 2006


   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the fol-lowing person on behalf of the registrant and in the capacities and on the date indicated.

By: /s/ Malcolm R. Fobes III
        --------------------
        Malcolm R. Fobes III
        President, Treasurer and Chief Financial Officer

Date: November 29, 2006